Share Based Compensation - Schedule of Employee Equity Award Activity (Details) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share Based Compensation [Abstract]
Number of options, Outstanding, beginning balance (in Shares)	49,270,000	49,270,000	49,270,000
Weighted- average exercise price, Outstanding, beginning balance	¥ 0.06	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Outstanding, beginning balance	¥ 0.06	¥ 0.06	¥ 0.06
Weighted- average remaining contractual term, Outstanding, beginning balance	1 year 1 month 6 days	1 year 10 months 24 days
Aggregate intrinsic Value, Outstanding, beginning balance (in Yuan Renminbi)
Number of options, Granted (in Shares)
Weighted- average exercise price, Granted
Weighted- average grant-date fair value, Granted
Aggregate intrinsic Value, Granted (in Yuan Renminbi)
Number of options, Forfeited (in Shares)
Weighted- average exercise price, Forfeited
Weighted- average grant-date fair value, Forfeited
Aggregate intrinsic Value, Forfeited (in Yuan Renminbi)
Number of options, Outstanding, ending balance (in Shares)	49,270,000	49,270,000	49,270,000
Weighted- average exercise price, Outstanding, ending balance	¥ 0.06	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Outstanding, ending balance	¥ 0.06	¥ 0.06	¥ 0.06
Weighted- average remaining contractual term, Outstanding, ending balance	8 months 12 days	1 year 7 months 6 days
Aggregate intrinsic Value, Outstanding, ending balance (in Yuan Renminbi)
Number of options, Vested and expected to vest (in Shares)	49,270,000	49,270,000
Weighted- average exercise price, Vested and expected to vest	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Vested and expected to vest	¥ 0.06	¥ 0.06
Weighted- average remaining contractual term, Vested and expected to vest	8 months 12 days	1 year 7 months 6 days
Aggregate intrinsic Value, Vested and expected to vest (in Yuan Renminbi)
Number of options, Exercisable (in Shares)	49,270,000	49,270,000
Weighted- average exercise price, Exercisable	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Exercisable	¥ 0.06	¥ 0.06
Weighted- average remaining contractual, Exercisable	8 months 12 days	1 year 7 months 6 days
Aggregate intrinsic Value, Exercisable (in Yuan Renminbi)